Closed Block (Tables)	12 Months Ended
Dec. 31, 2022
Closed Block
Closed Block Liabilities and Assets Designated to the Closed Block (Table)

	December 31, 2022	December 31, 2021

	(in millions)
Closed Block liabilities
Future policy benefits and claims	$3,128.1	$3,286.0
Other policyholder funds	5.1	5.3
Policyholder dividends payable	168.2	176.6
Policyholder dividend obligation	—	210.7
Other liabilities	24.9	8.8
Total Closed Block liabilities	3,326.3	3,687.4

Assets designated to the Closed Block
Fixed maturities, available-for-sale	1,690.2	2,191.6
Fixed maturities, trading	2.0	2.4
Equity securities	0.8	1.0
Mortgage loans	544.9	554.9
Policy loans	407.4	425.2
Other investments	62.2	48.4
Total investments	2,707.5	3,223.5
Cash and cash equivalents	62.0	19.7
Accrued investment income	30.3	32.6
Reinsurance recoverable and deposit receivable	3.9	5.1
Premiums due and other receivables	4.1	3.3
Deferred tax asset	62.0	24.6
Other assets	0.1	—
Total assets designated to the Closed Block	2,869.9	3,308.8
Excess of Closed Block liabilities over assets designated to the Closed Block	456.4	378.6
Amounts included in accumulated other comprehensive income	(111.9)	0.6
Maximum future earnings to be recognized from Closed Block assets and liabilities	$344.5	$379.2

Closed Block Revenues and Expenses (Table)

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Revenues
Premiums and other considerations	$178.0	$196.1	$217.6
Net investment income	129.1	137.6	143.6
Net realized capital gains (losses)	(21.2)	(4.6)	16.0
Total revenues	285.9	329.1	377.2
Expenses
Benefits, claims and settlement expenses	184.3	212.0	212.8
Dividends to policyholders	92.5	92.6	117.8
Operating expenses	2.2	2.3	2.7
Total expenses	279.0	306.9	333.3
Closed Block revenues, net of Closed Block expenses, before income taxes	6.9	22.2	43.9
Income taxes	0.7	3.9	8.4
Closed Block revenues, net of Closed Block expenses and income taxes	6.2	18.3	35.5
Funding adjustments and other transfers	28.5	(4.0)	(2.2)
Closed Block revenues, net of Closed Block expenses, income taxes and funding adjustments	$34.7	$14.3	$33.3

Change in Maximum Future Earnings of the Closed Block (Table)

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Beginning of year	$379.2	$393.5	$426.9
Effects of implementation of accounting changes(1)	—	—	0.1
End of year	344.5	379.2	393.5
Change in maximum future earnings	$(34.7)	$(14.3)	$(33.3)
(1)	Includes the effects of implementation of accounting changes related to credit losses in 2020.